Income Tax Expense - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Deferred tax assets	€ 0
Parent [member]
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Amount of losses carried forward	€ 689,000,000
French (Member)
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Effective income tax rate	28.00%	28.00%	33.33%